Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation
(4) Stock-Based Compensation
Equity Incentive Plan.
Lamar Advertising’s 1996 Equity Incentive Plan, as amended, (the “Incentive Plan”) has reserved 17.5 million shares of Class A common stock for issuance to directors and employees, including shares underlying granted options and common stock reserved for issuance under its performance-based incentive program. Options granted under the plan expire ten years from the grant date with vesting terms ranging from three to five years and include 1) options that vest in one-fifth
increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date. All grants are made at fair market value based on the closing price of our Class A common stock as reported on the Nasdaq Global Select Market on the date of grant.
We use a Black-Scholes-Merton option pricing model to estimate the fair value of share-based awards. The Black-Scholes-Merton option pricing model incorporates various and highly subjective assumptions, including expected term and expected volatility. The Company granted options for an aggregate of 32,000 shares of its Class A common stock during the six months ended June 30, 2020. At June 30, 2020 a total of 2,470,063 shares were available for future grant.
Stock Purchase Plan.
Lamar Advertising’s 2009 Employee Stock Purchase Plan (the “2009 ESPP”), approved by our shareholders on May 28, 2009, expired by its terms on June 30, 2019. On May 30, 2019, our shareholders approved Lamar Advertising’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”). The 2019 ESPP became effective upon the expiration of the 2009 ESPP. The number of shares of Class A common stock available under the 2019 ESPP was automatically increased by 86,093 shares on January 1, 2020 pursuant to the automatic increase provisions of the 2019 ESPP.
The following is a summary of 2019 ESPP share activity for the six months ended June 30, 2020:

Shares
Available for future purchases, January 1, 2020	438,434
Additional shares reserved under 2019 ESPP	86,093
Purchases	(89,848)

Available for future purchases, June 30, 2020	434,679

Performance-based compensation.
Unrestricted shares of our Class A common stock may be awarded to key officers, employees and directors under the Incentive Plan. The number of shares to be issued, if any, will be dependent on the level of achievement of performance measures for key officers and employees, as determined by the Company’s Compensation Committee based on our 2020 results. Any shares issued based on the achievement of performance goals will be issued in the first quarter of 2021. The shares subject to these awards can range from a minimum of 0% to a maximum of 100% of the target number of shares depending on the level at which the goals are attained. For the six months ended June 30, 2020, the Company has recorded $3,494 as stock-based compensation expense related to performance-based awards. In addition, each non-employee
director automatically receives a restricted stock award of our Class A common stock upon election or re-election.
The awards vest 50% on grant date and 50% on the last day of the directors’ one year term. The Company recorded $492 in stock-based compensation expense related to these awards for the six months ended June 30, 2020.

(15) Stock Compensation Plans
Equity Incentive Plan.
Lamar’s 1996 Equity Incentive Plan, as amended, (the “1996 Plan”) has reserved 17.5 million shares of common stock for issuance to directors and employees, including options granted and common stock reserved for issuance under its performance-based incentive program. Options granted under the 1996 Plan expire ten years from the grant date with vesting terms ranging from three to five years which primarily includes 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date. All grants are made at fair market value based on the closing price of our Class A common stock as reported on the NASDAQ Global Select Market on the date of grant.
In February 2013, the 1996 Plan was amended to eliminate the provision that limited the amount of Class A common stock, including shares retained from an award, that could be withheld to satisfy tax withholding obligations to the minimum tax obligations required by law (except with respect to option awards). In accordance with ASC 718,
Compensation – Stock Compensation
, the Company is required to classify the awards affected by the amendment as liability-classified awards at fair value each period prior to their settlement. As of December 31, 2019 and 2018, the Company recorded a liability, in accrued expenses, of $23,297 and $19,211, respectively, related to its equity incentive awards affected by this amendment.
We use a Black-Scholes-Merton option pricing model to estimate the fair value of share-based awards. The Black-Scholes-Merton option pricing model incorporates various highly subjective assumptions, including expected term and expected volatility. We have reviewed our historical pattern of option exercises and have determined that meaningful differences in option exercise activity existed among vesting schedules. Therefore, for all stock options granted after January 1, 2006, we have categorized these awards into two groups of vesting 1)
5-year
cliff vest and 2)
4-year
graded vest, for valuation purposes. We have determined there were no meaningful differences in employee activity under our ESPP due to the nature of the plan.
We estimate the expected term of options granted using an implied life derived from the results of a hypothetical mid-point
settlement scenario, which incorporates our historical exercise, expiration and post-vesting employment termination patterns, while accommodating for partial life cycle effects. We believe these estimates will approximate future behavior.
We estimate the expected volatility of our Class A common stock at the grant date using a blend of 90% historical volatility of our Class A common stock and 10% implied volatility of publicly traded options with maturities greater than six months on our Class A common stock as of the option grant date. Our decision to use a blend of historical and implied volatility was based upon the volume of actively traded options on our common stock and our belief that historical volatility alone may not be completely representative of future stock price trends.
Our risk-free interest rate assumption is determined using the Federal Reserve nominal rates for U.S. Treasury zero-coupon
bonds with maturities similar to those of the expected term of the award being valued. We assumed an expected dividend yield of 5%.
We estimate option forfeitures at the time of grant and periodically revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We record stock-based compensation expense only for those awards expected to vest using an estimated forfeiture rate based on our historical forfeiture data.
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used:

Grant Year	Dividend Yield	Expected Volatility	Risk Free Interest Rate	Expected Lives
2019	5%	46%	2%	6
2018	5%	46%	2%	6
2017	5%	45%	2%	6

Information regarding the 1996 Plan for the year ended December 31, 2019 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding, beginning of year	836,859	$49.65
Granted	117,000	76.92
Exercised	(340,684)	43.98
Forfeited	(4,800)	61.23
Expired	—	—

Outstanding, end of year	608,375	57.97	5.71

Exercisable at end of year	401,375	50.64	4.31

At December 31, 2019 there was $3,173 of unrecognized compensation cost related to stock options granted which is expected to be recognized over a weighted-average period of 1.77 years.
Shares available for future stock option and restricted share grants to employees and directors under existing plans were 2,669,471 at December 31, 2019. The aggregate intrinsic value of options outstanding as of December 31, 2019 was $19,034, and the aggregate intrinsic value of options exercisable was $15,502. Total intrinsic value of options exercised was $12,433 for the year ended December 31, 2019.
Stock Purchase Plan.
Lamar Advertising’s 2009 Employee Stock Purchase Plan (the “2009 ESPP”) was approved by our shareholders on May 28, 2009. The number of shares of Class A common stock available under the 2009 ESPP was automatically increased by 85,162 shares on January 1, 2019 pursuant to the automatic increase provisions of the 2009 ESPP. The 2009 ESPP expired by its terms on June 30, 2019. On May 30, 2019, our shareholders approved Lamar Advertising’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”). The 2019 ESPP became effective upon the expiration of the 2009 ESPP. The number of shares of Class A common stock available for issuance under the 2019 ESPP consists of (1) 300,000 shares of Class A common stock and (2) any shares of Class A common stock available for future purchase under the 2009 ESPP at June 30, 2019.
The following is a summary of 2009 and 2019 ESPP share activity for the year ended December 31, 2019:

Shares
Available for future purchases, January 1, 2019	183,244
Additional shares reserved under 2009 ESPP	85,162
Additional shares reserved under 2019 ESPP	300,000
Purchases	(129,972)

Available for future purchases, December 31, 2019	438,434

Performance-based compensation.
Unrestricted shares of our Class A common stock may be awarded to key officers and employees under our 1996 Plan based on certain Company performance measures for fiscal year 2019. The number of shares to be issued, if any, are dependent on the level of achievement of these performance measures as determined by the Company’s Compensation Committee based on our 2019 results and were issued in the first quarter of 2020. The shares subject to these awards can range from a minimum of 0% to a maximum of 100% of the target number of shares depending on the level at which the goals are attained. Based on the

Company’s performance measures achieved through December 31, 2019, the Company has accrued $22,838 as compensation expense related to these agreements.